Document and Entity Information	6 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	MEREDITH CORP
Entity Central Index Key	0000065011
Document Type	10-Q
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	36,049,026
Class B stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,740,308

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 26,118	$ 27,721
Accounts receivable, net	210,126	212,365
Inventories	21,107	21,529
Current portion of subscription acquisition costs	56,410	54,581
Current portion of broadcast rights	7,870	3,974
Other current assets	21,987	13,568
Total current assets	343,618	333,738
Property, plant, and equipment	458,583	459,257
Less accumulated depreciation	(260,660)	(272,819)
Net property, plant, and equipment	197,923	186,438
Subscription acquisition costs	65,947	54,286
Broadcast rights	1,655	1,292
Other assets	75,039	66,940
Intangible assets, net	554,866	545,101
Goodwill	566,894	525,034
Total assets	1,805,942	1,712,829
Current liabilities
Current portion of long-term debt	50,000	50,000
Current portion of long-term broadcast rights payable	10,942	8,548
Accounts payable	52,882	82,878
Accrued expenses and other liabilities	106,420	115,735
Current portion of unearned subscription revenues	166,841	151,831
Total current liabilities	387,085	408,992
Long-term debt	200,000	145,000
Long-term broadcast rights payable	5,937	5,431
Unearned subscription revenues	143,330	120,024
Deferred income taxes	176,853	160,709
Other noncurrent liabilities	99,674	97,688
Total liabilities	1,012,879	937,844
Shareholders' equity
Additional paid-in capital	51,666	58,274
Retained earnings	712,315	687,816
Accumulated other comprehensive loss	(15,707)	(16,163)
Total shareholders' equity	793,063	774,985
Total liabilities and shareholders' equity	1,805,942	1,712,829
Preferred Stock [Member]
Shareholders' equity
Series preferred stock	0	0
Company Common Stock [Member]
Shareholders' equity
Common stock	36,049	36,282
Common Class B [Member]
Shareholders' equity
Common stock	$ 8,740	$ 8,776

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Revenues
Advertising	$ 183,636	$ 213,755	$ 367,953	$ 418,580
Circulation	63,902	63,737	130,491	129,677
All other	81,179	88,441	158,182	160,416
Total revenues	328,717	365,933	656,626	708,673
Operating expenses
Production, distribution, and editorial	128,412	137,251	265,303	280,092
Selling, general, and administrative	134,940	148,506	277,905	290,438
Depreciation and amortization	10,505	9,663	20,337	19,448
Total operating expenses	273,857	295,420	563,545	589,978
Income from operations	54,860	70,513	93,081	118,695
Interest expense, net	(2,897)	(3,351)	(5,616)	(6,862)
Earnings from continuing operations before income taxes	51,963	67,162	87,465	111,833
Income taxes	(20,369)	(26,065)	(34,244)	(44,674)
Earnings from continuing operations	31,594	41,097	53,221	67,159
Loss from discontinued operations, net of taxes	0	540	0	895
Net earnings	$ 31,594	$ 40,557	$ 53,221	$ 66,264
Basic earnings per share
Earnings from continuing operations	$ 0.7	$ 0.9	$ 1.18	$ 1.48
Discontinued operations	$ 0	$ (0.01)	$ 0	$ (0.02)
Basic earnings per share	$ 0.7	$ 0.89	$ 1.18	$ 1.46
Basic average shares outstanding	44,838	45,571	44,923	45,527
Diluted earnings per share
Earnings from continuing operations	$ 0.7	$ 0.89	$ 1.18	$ 1.47
Discontinued operations	$ 0	$ (0.01)	$ 0	$ (0.02)
Diluted earnings per share	$ 0.7	$ 0.88	$ 1.18	$ 1.45
Diluted average shares outstanding	45,044	45,912	45,115	45,849
Dividends paid per share	$ 0.3825	$ 0.23	$ 0.6375	$ 0.46

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Company Common Stock [Member]	Common Class B [Member]	Company Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Company Common Stock [Member]	Retained Earnings [Member] Common Class B [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Jun. 30, 2011	$ 774,985			$ 36,282	$ 8,776	$ 58,274	$ 687,816			$ (16,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	53,221						53,221
Other comprehensive income, net	456									456
Total comprehensive income	53,677
Share-based incentive plan transactions	2,332			319		2,013
Purchases of Company stock	(15,311)			(587)	(1)	(14,723)
Share-based compensation	7,632					7,632
Conversion of Class B to common stock	0			35	(35)
Dividends paid		(23,130)	(5,592)					(23,130)	(5,592)
Tax benefit from incentive plans	(1,530)					(1,530)
Balance at Dec. 31, 2011	$ 793,063			$ 36,049	$ 8,740	$ 51,666	$ 712,315			$ (15,707)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net earnings	$ 53,221	$ 66,264
Adjustments to reconcile net earnings to net cash provided by operating activities
Depreciation	15,161	14,476
Amortization	5,176	4,976
Share-based compensation	7,632	5,891
Deferred income taxes	18,123	13,231
Amortization of broadcast rights	6,213	8,605
Payments for broadcast rights	(7,570)	(9,325)
Excess tax benefits from share-based payments	(83)	(317)
Changes in assets and liabilities	(29,126)	(19,277)
Net cash provided by operating activities	68,747	84,524
Cash flows from investing activities
Acquisitions of businesses	(55,548)	(28,556)
Additions to property, plant, and equipment	(26,621)	(11,168)
Other	(1,563)
Net cash used in investing activities	(83,732)	(39,724)
Cash flows from financing activities
Proceeds from issuance of long-term debt	85,000	12,500
Repayments of long-term debt	(30,000)	(67,500)
Purchases of Company stock	(15,311)	(6,030)
Dividends paid	(28,722)	(21,017)
Proceeds from common stock issued	2,332	6,622
Excess tax benefits from share-based payments	83	317
Other	0	(51)
Net cash provided by (used in) financing activities	13,382	(75,159)
Net decrease in cash and cash equivalents	(1,603)	(30,359)
Cash and cash equivalents at beginning of period	27,721	48,574
Cash and cash equivalents at end of period	$ 26,118	$ 18,215

Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

Basis of presentation—The condensed consolidated financial statements include the accounts of Meredith Corporation and its wholly owned subsidiaries (Meredith or the Company), after eliminating all significant intercompany balances and transactions. Meredith does not have any off-balance sheet arrangements. The Company's use of special-purpose entities is limited to Meredith Funding Corporation, whose activities are fully consolidated in Meredith's condensed consolidated financial statements.

The condensed consolidated financial statements as of December 31, 2011, and for the three and six months ended December 31, 2011 and 2010, are unaudited but, in management's opinion, include all normal, recurring adjustments necessary for a fair presentation of the results of interim periods. The year-end condensed consolidated balance sheet data as of June 30, 2011, was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (GAAP). The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire fiscal year.

These consolidated financial statements, including the related notes, are condensed and presented in accordance with GAAP. These condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements, which are included in Meredith's Annual Report on Form 10-K for the year ended June 30, 2011, filed with the United States Securities and Exchange Commission.

Recently Adopted Accounting Standards—In December 2010, the Financial Accounting Standards Board (FASB) issued an accounting pronouncement related to intangibles - goodwill and other, which requires a company to consider whether there are any adverse qualitative factors indicating that an impairment may exist in performing step 2 of the impairment test for reporting units with zero or negative carrying amounts. The Company adopted this pronouncement on July 1, 2011. The adoption of this pronouncement did not have a material impact on our condensed consolidated financial statements.

In December 2010, the FASB issued an accounting pronouncement related to business combinations, which requires that when comparative financial statements are presented, revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The disclosure provisions are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. Effective July 1, 2011, the Company adopted this pronouncement but was not subject to the disclosure requirements in the first six months of fiscal 2012 due to the immateriality of the acquisitions made by the Company during the period.

Recently Issued Accounting Standards—In June 2011, the FASB amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. The provisions of this new guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt this guidance for our fiscal year beginning July 1, 2012. As this guidance only amends the presentation of the components of comprehensive income, its adoption will not have an impact on the Company’s consolidated financial position or results of operations.
In September 2011, the FASB amended existing guidance related to intangibles - goodwill and other by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If this is the case, companies will need to perform a more detailed two-step goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. This pronouncement is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We intend to adopt this guidance for our fiscal year beginning July 1, 2012. We do not believe the adoption of this guidance will have a material impact on our financial statements.

Acquisitions	6 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisition [Text Block]
Acquisitions

Effective July 1, 2011, Meredith acquired 100 percent of the outstanding stock of the EatingWell Media Group (EatingWell). The results of EatingWell operations have been included in the consolidated financial statements since that date. The EatingWell portfolio includes a bi-monthly magazine, a website, a content licensing and custom marketing program, a Healthy-in-a-Hurry mobile recipe application, and a series of high-quality food and nutrition-related books and cookbooks. The cash purchase price was $28.0 million.

As a result of the acquisition, the assets and liabilities of EatingWell, consisting primarily of accounts receivable, identifiable intangible assets, accounts payable, deferred subscription revenue, and other accrued expenses, are now reflected in the Company's Condensed Consolidated Balance Sheet. The condensed consolidated financial statements reflect the allocation of the purchase price to the assets acquired and liabilities assumed, based on their respective fair values.

The Company is in the process of obtaining a third-party valuation of intangible assets; thus the provisional measurements of intangible assets, goodwill, and deferred income tax balances are subject to change. Trade names and internet domain names, both indefinite-lived assets, have been provisionally assigned values of $3.9 million and $0.9 million, respectively. Definite-lived intangible assets include developed content of $2.2 million, advertiser relationships of $0.3 million, and subscriber relationships of $0.1 million. The subscriber relationships have a 2 year useful life, the advertiser relationships have a 2.5 year useful life and the majority of the developed content has a 10 year useful life. Goodwill, with a provisionally assigned value of $20.8 million, is attributable to expected synergies and the assembled workforce of Eating Well. As noted, the fair value of the acquired assets and liabilities is provisional pending receipt of the final valuation report.

EatingWell is subject to legal and regulatory requirements, including but not limited to those related to taxation, in each of the jurisdictions in which it operates. The Company has conducted a preliminary assessment of liabilities arising in each of these jurisdictions, and has recognized provisional amounts in its initial accounting for the acquisition of EatingWell for all identified liabilities in accordance with the business combinations guidance. However, the Company is continuing its review of these matters during the measurement period, and if new information about facts and circumstances that existed at the acquisition date identifies adjustments to the liabilities initially recognized, or any additional liabilities that existed at the acquisition date, the acquisition accounting will be revised to reflect the resulting adjustments to the provisional amounts initially recognized.

On October 31, 2011, Meredith completed its acquisition of Every Day with Rachael Ray magazine and its related digital assets (collectively Rachael Ray).  In addition, Meredith announced it has finalized a 10-year licensing agreement with Watch Entertainment Inc. for the award-winning brand. The results of Rachael Ray's operations have been included in the consolidated financial statements since that date. The cash purchase price was $4.3 million.

As a result of the acquisition, the assets and certain of the liabilities of Rachael Ray, consisting primarily of accounts receivable, identifiable intangible assets, and deferred subscription revenue, are now reflected in the Company's Condensed Consolidated Balance Sheet. The condensed consolidated financial statements reflect the allocation of the purchase price to the assets acquired and liabilities assumed, based on their respective fair values.

The Company is in the process of obtaining a third-party valuation of intangible assets; thus the provisional measurements of intangible assets, goodwill, and deferred income tax balances are subject to change. Definite-lived intangible assets have a provisionally assigned value of $7.5 million and a 5 year useful life. Goodwill, with a provisionally assigned value of $21.1 million, is attributable to expected synergies and the assembled workforce of Rachael Ray. As noted, the fair value of the acquired assets and liabilities is provisional pending receipt of the final valuation report.

The impact of the EatingWell and Rachael Ray acquisitions is not material to the Company's results of operations; therefore, pro forma financial information has not been provided. Acquisition related costs were expensed by the Company in the period in which they were incurred. Acquisition related costs were not material to the Company's results of operations.

Discontinued Operations	6 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations [Text Block]
Discontinued Operations

The fiscal 2011 loss from discontinued operations represents the operating results, net of taxes, of ReadyMade magazine. The revenues and expenses of ReadyMade magazine, along with associated taxes, were removed from continuing operations and reclassified into a single line item amount on the Condensed Consolidated Statements of Earnings titled loss from discontinued operations, net of taxes, as follows:

Periods Ended December 31, 2010	Three Months	Six Months
(In thousands except per share data)
Revenues	$927	$2,609
Costs and expenses	(1,813)	(4,077)
Loss before income taxes	(886)	(1,468)
Income taxes	346	573
Loss from discontinued operations	$(540)	$(895)
Loss from discontinued operations per share:
Basic	$(0.01)	$(0.02)
Diluted	(0.01)	(0.02)

Inventories	6 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories [Text Block]
Inventories

Major components of inventories are summarized below. Of total net inventory values shown, 46 percent are under the last-in first-out (LIFO) method at December 31, 2011, and 46 percent at June 30, 2011.

(In thousands)	December 31, 2011	June 30, 2011
Raw materials	$13,363	$15,633
Work in process	12,578	11,723
Finished goods	2,531	1,609
	28,472	28,965
Reserve for LIFO cost valuation	(7,365)	(7,436)
Inventories	$21,107	$21,529

Intangible Assets and Goodwill	6 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill [Text Block]
Intangible Assets and Goodwill

Intangible assets consist of the following:

	December 31, 2011			June 30, 2011
(In thousands)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Intangible assets
subject to amortization
National media
Noncompete agreements	$240	$(214)	$26	$480	$(424)	$56
Advertiser relationships	18,670	(17,140)	1,530	18,400	(15,772)	2,628
Customer lists	11,460	(6,718)	4,742	11,330	(5,889)	5,441
Other	11,450	(1,038)	10,412	4,450	(3,256)	1,194
Local media
Network affiliation agreements	218,559	(110,196)	108,363	218,559	(107,750)	110,809
Total	$260,379	$(135,306)	125,073	$253,219	$(133,091)	120,128
Intangible assets not
subject to amortization
National media
Internet domain names			2,076			1,166
Trademarks			128,641			124,731
Local media
FCC licenses			299,076			299,076
Total			429,793			424,973
Intangible assets, net			$554,866			$545,101

Amortization expense was $5.2 million for the six months ended December 31, 2011. Annual amortization expense for intangible assets is expected to be as follows: $10.7 million in fiscal 2012, $8.4 million in fiscal 2013, $8.0 million in fiscal 2014, $7.5 million in fiscal 2015, and $6.4 million in fiscal 2016.

For certain acquisitions consummated prior to July 1, 2009, the sellers are entitled to contingent payments should the acquired operations achieve certain financial targets generally based on earnings before interest and taxes, as defined in the respective acquisition agreements. None of the contingent consideration is dependent on the continued employment of the sellers. As of December 31, 2011, the Company estimates that future aggregate contingent payments for such acquisitions will be $2.4 million, which is the maximum amount of contingent payments the sellers may receive. The additional purchase consideration, if any, will be recorded as additional goodwill on our Condensed Consolidated Balance Sheet when the contingencies are resolved. For the six months ended December 31, 2010, the Company recognized $7.9 million, which increased goodwill. No additional consideration was accrued in the six-month period ended December 31, 2011.

Changes in the carrying amount of national media goodwill were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$525,034	$489,334
Acquisitions	41,860	23,024
Balance at end of period	$566,894	$512,358

Restructuring Accrual	6 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Accrual [Text Block]
Restructuring Accrual

Changes in the Company's restructuring accrual were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$8,042	$5,538
Cash payments	(5,241)	(1,604)
Balance at end of period	$2,801	$3,934

Long-term Debt	6 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
Long-term Debt

Long-term debt consists of the following:

(In thousands)	December 31, 2011	June 30, 2011
Variable-rate credit facilities
Asset-backed bank facility of $100 million, due 4/25/2013	$75,000	$70,000
Revolving credit facility of $150 million, due 6/16/2013	50,000	—

Private placement notes
5.04% senior notes, due 6/16/2012	50,000	50,000
6.70% senior notes, due 7/13/2013	50,000	50,000
7.19% senior notes, due 7/13/2014	25,000	25,000
Total long-term debt	250,000	195,000
Current portion of long-term debt	(50,000)	(50,000)
Long-term debt	$200,000	$145,000

In connection with the asset-backed bank facility, Meredith entered into a revolving agreement to sell all of its rights, title, and interest in the majority of its accounts receivable related to advertising and miscellaneous revenues to Meredith Funding Corporation, a special purpose entity established to purchase accounts receivable from Meredith. At December 31, 2011, $154.7 million of accounts receivable net of reserves was outstanding under the agreement. Meredith Funding Corporation in turn may sell receivable interests to a major national bank. In consideration of the sale, Meredith receives cash and a subordinated note, bearing interest at the prime rate, 3.25 percent at December 31, 2011, from Meredith Funding Corporation. The agreement is structured as a true sale under which the creditors of Meredith Funding Corporation will be entitled to be satisfied out of the assets of Meredith Funding Corporation prior to any value being returned to Meredith or its creditors. The accounts of Meredith Funding Corporation are fully consolidated in Meredith's condensed consolidated financial statements.

Fair Value Measurement	6 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurement [Text Block]
Fair Value Measurement

We have estimated the fair value of our financial instruments using available market information and valuation methodologies we believe to be appropriate for these purposes. Considerable judgment and a high degree of subjectivity are involved in developing these estimates and, accordingly, they are not necessarily indicative of amounts that we would realize upon disposition.

The fair value hierarchy consists of three broad levels of inputs that may be used to measure fair value, which are described below:

•	Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
•	Level 3	Assets or liabilities for which fair value is based on valuation models with significant unobservable pricing inputs and which result in the use of management estimates.

The carrying amount and estimated fair value of broadcast rights payable were $16.9 million and $16.4 million, respectively, as of December 31, 2011, and $14.0 million and $13.5 million, respectively, as of June 30, 2011. The fair value of broadcast rights payable was determined using the present value of expected future cash flows discounted at the Company's current borrowing rate.

The carrying amount and estimated fair value of long-term debt were $250.0 million and $257.1 million, respectively, as of December 31, 2011, and $195.0 million and $205.1 million, respectively, as of June 30, 2011. The fair value of long-term debt was determined using the present value of expected future cash flows using borrowing rates currently available for debt with similar terms and maturities.

Pension and Postretirement Benefit Plans	6 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Pension and Postretirement Benefit Plans [Text Block]
Pension and Postretirement Benefit Plans

The following table presents the components of net periodic benefit costs:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Pension benefits
Service cost	$2,359	$2,411	$4,718	$4,823
Interest cost	1,497	1,324	2,994	2,648
Expected return on plan assets	(2,504)	(2,172)	(5,008)	(4,344)
Prior service cost amortization	92	93	184	186
Actuarial loss amortization	401	1,166	802	2,333
Net periodic benefit costs	$1,845	$2,822	$3,690	$5,646

Postretirement benefits
Service cost	$113	$119	$226	$238
Interest cost	240	198	480	396
Prior service cost amortization	(134)	(184)	(268)	(368)
Actuarial loss amortization	15	—	30	—
Net periodic benefit costs	$234	$133	$468	$266

Comprehensive Income	6 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income [Text Block]
Comprehensive Income

Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from nonowner sources. The Company's comprehensive income includes net earnings and changes in prior service cost and net actuarial losses from pension and postretirement benefit plans. Total comprehensive income for the three months ended December 31, 2011 and 2010, was $31.8 million and $41.2 million, respectively. Total comprehensive income for the six months ended December 31, 2011 and 2010, was $53.7 million and $67.6 million, respectively.

Earnings per Share	6 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share [Text Block]
Earnings per Share

The following table presents the calculations of earnings per share:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands except per share data)
Earnings from continuing operations	$31,594	$41,097	$53,221	$67,159
Basic average shares outstanding	44,838	45,571	44,923	45,527
Dilutive effect of stock options and equivalents	206	341	192	322
Diluted average shares outstanding	45,044	45,912	45,115	45,849
Earning per share from continuing operations
Basic earnings per share	$0.70	$0.90	$1.18	$1.48
Diluted earnings per share	0.70	0.89	1.18	1.47

For the three months ended December 31, 2011 and 2010, antidilutive options excluded from the above calculations totaled 5,770,000 (with a weighted average exercise price of $38.69) and 5,985,000 (with a weighted average exercise price of $39.01), respectively. For the six months ended December 31, 2011 and 2010, antidilutive options excluded from the above calculations totaled 5,781,000 (with a weighted average exercise price of $38.82) and 5,975,000 (with a weighted average exercise price of $39.08), respectively.

In the six months ended December 31, 2011 and 2010, options were exercised to purchase 6,000 and 164,550 common shares, respectively.

Segment Information	6 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information [Text Block]
Segment Information

Meredith is a diversified media company focused primarily on the home and family marketplace. On the basis of products and services, the Company has established two reportable segments: national media and local media. There have been no changes in the basis of segmentation since June 30, 2011. There are no material intersegment transactions.

There are two principal financial measures reported to the chief executive officer for use in assessing segment performance and allocating resources. Those measures are operating profit and earnings from continuing operations before interest, taxes, depreciation, and amortization (EBITDA). Operating profit for segment reporting, disclosed below, is revenues less operating costs excluding unallocated corporate expenses. Segment operating expenses include allocations of certain centrally incurred costs such as employee benefits, occupancy, information systems, accounting services, internal legal staff, and human resources administration. These costs are allocated based on actual usage or other appropriate methods, primarily number of employees. Unallocated corporate expenses are corporate overhead expenses not directly attributable to the operating groups. In accordance with authoritative guidance on disclosures about segments of an enterprise and related information, EBITDA is not presented below.

The following table presents financial information by segment:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Revenues
National media	$244,315	$268,483	$502,927	$535,198
Local media	84,402	97,450	153,699	173,475
Total revenues	$328,717	$365,933	$656,626	$708,673

Operating profit
National media	$35,797	$42,200	$71,801	$81,830
Local media	27,156	38,549	38,213	55,277
Unallocated corporate	(8,093)	(10,236)	(16,933)	(18,412)
Income from operations	$54,860	$70,513	$93,081	$118,695

Depreciation and amortization
National media	$3,832	$3,337	$7,193	$6,689
Local media	6,175	5,816	12,164	11,744
Unallocated corporate	498	510	980	1,015
Total depreciation and amortization	$10,505	$9,663	$20,337	$19,448

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation [Policy Text Block]
The condensed consolidated financial statements include the accounts of Meredith Corporation and its wholly owned subsidiaries (Meredith or the Company), after eliminating all significant intercompany balances and transactions. Meredith does not have any off-balance sheet arrangements. The Company's use of special-purpose entities is limited to Meredith Funding Corporation, whose activities are fully consolidated in Meredith's condensed consolidated financial statements.

Basis of Accounting [Policy Text Block]
These consolidated financial statements, including the related notes, are condensed and presented in accordance with GAAP. These condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements, which are included in Meredith's Annual Report on Form 10-K for the year ended June 30, 2011, filed with the United States Securities and Exchange Commission.

Recently Adopted Accounting Standards [Policy Text Block]
In December 2010, the Financial Accounting Standards Board (FASB) issued an accounting pronouncement related to intangibles - goodwill and other, which requires a company to consider whether there are any adverse qualitative factors indicating that an impairment may exist in performing step 2 of the impairment test for reporting units with zero or negative carrying amounts. The Company adopted this pronouncement on July 1, 2011. The adoption of this pronouncement did not have a material impact on our condensed consolidated financial statements.

In December 2010, the FASB issued an accounting pronouncement related to business combinations, which requires that when comparative financial statements are presented, revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The disclosure provisions are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. Effective July 1, 2011, the Company adopted this pronouncement but was not subject to the disclosure requirements in the first six months of fiscal 2012 due to the immateriality of the acquisitions made by the Company during the period.

Recently Issued Accounting Standards [Policy Text Block]
—In June 2011, the FASB amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. The provisions of this new guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt this guidance for our fiscal year beginning July 1, 2012. As this guidance only amends the presentation of the components of comprehensive income, its adoption will not have an impact on the Company’s consolidated financial position or results of operations.
In September 2011, the FASB amended existing guidance related to intangibles - goodwill and other by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If this is the case, companies will need to perform a more detailed two-step goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. This pronouncement is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We intend to adopt this guidance for our fiscal year beginning July 1, 2012. We do not believe the adoption of this guidance will have a material impact on our financial statements.

Discontinued Operations (Tables)	6 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The revenues and expenses of ReadyMade magazine, along with associated taxes, were removed from continuing operations and reclassified into a single line item amount on the Condensed Consolidated Statements of Earnings titled loss from discontinued operations, net of taxes, as follows:

Periods Ended December 31, 2010	Three Months	Six Months
(In thousands except per share data)
Revenues	$927	$2,609
Costs and expenses	(1,813)	(4,077)
Loss before income taxes	(886)	(1,468)
Income taxes	346	573
Loss from discontinued operations	$(540)	$(895)
Loss from discontinued operations per share:
Basic	$(0.01)	$(0.02)
Diluted	(0.01)	(0.02)

Inventories (Tables)	6 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

(In thousands)	December 31, 2011	June 30, 2011
Raw materials	$13,363	$15,633
Work in process	12,578	11,723
Finished goods	2,531	1,609
	28,472	28,965
Reserve for LIFO cost valuation	(7,365)	(7,436)
Inventories	$21,107	$21,529

Intangible Assets and Goodwill (Tables)	6 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
Intangible assets consist of the following:

	December 31, 2011			June 30, 2011
(In thousands)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Intangible assets
subject to amortization
National media
Noncompete agreements	$240	$(214)	$26	$480	$(424)	$56
Advertiser relationships	18,670	(17,140)	1,530	18,400	(15,772)	2,628
Customer lists	11,460	(6,718)	4,742	11,330	(5,889)	5,441
Other	11,450	(1,038)	10,412	4,450	(3,256)	1,194
Local media
Network affiliation agreements	218,559	(110,196)	108,363	218,559	(107,750)	110,809
Total	$260,379	$(135,306)	125,073	$253,219	$(133,091)	120,128
Intangible assets not
subject to amortization
National media
Internet domain names			2,076			1,166
Trademarks			128,641			124,731
Local media
FCC licenses			299,076			299,076
Total			429,793			424,973
Intangible assets, net			$554,866			$545,101

Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of national media goodwill were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$525,034	$489,334
Acquisitions	41,860	23,024
Balance at end of period	$566,894	$512,358

Restructuring Accrual (Tables)	6 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
Changes in the Company's restructuring accrual were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$8,042	$5,538
Cash payments	(5,241)	(1,604)
Balance at end of period	$2,801	$3,934

Long-term Debt (Tables)	6 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

(In thousands)	December 31, 2011	June 30, 2011
Variable-rate credit facilities
Asset-backed bank facility of $100 million, due 4/25/2013	$75,000	$70,000
Revolving credit facility of $150 million, due 6/16/2013	50,000	—

Private placement notes
5.04% senior notes, due 6/16/2012	50,000	50,000
6.70% senior notes, due 7/13/2013	50,000	50,000
7.19% senior notes, due 7/13/2014	25,000	25,000
Total long-term debt	250,000	195,000
Current portion of long-term debt	(50,000)	(50,000)
Long-term debt	$200,000	$145,000

Pension and Postretirement Benefit Plans (Tables)	6 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
The following table presents the components of net periodic benefit costs:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Pension benefits
Service cost	$2,359	$2,411	$4,718	$4,823
Interest cost	1,497	1,324	2,994	2,648
Expected return on plan assets	(2,504)	(2,172)	(5,008)	(4,344)
Prior service cost amortization	92	93	184	186
Actuarial loss amortization	401	1,166	802	2,333
Net periodic benefit costs	$1,845	$2,822	$3,690	$5,646

Postretirement benefits
Service cost	$113	$119	$226	$238
Interest cost	240	198	480	396
Prior service cost amortization	(134)	(184)	(268)	(368)
Actuarial loss amortization	15	—	30	—
Net periodic benefit costs	$234	$133	$468	$266

Earnings per Share (Tables)	6 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents the calculations of earnings per share:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands except per share data)
Earnings from continuing operations	$31,594	$41,097	$53,221	$67,159
Basic average shares outstanding	44,838	45,571	44,923	45,527
Dilutive effect of stock options and equivalents	206	341	192	322
Diluted average shares outstanding	45,044	45,912	45,115	45,849
Earning per share from continuing operations
Basic earnings per share	$0.70	$0.90	$1.18	$1.48
Diluted earnings per share	0.70	0.89	1.18	1.47

Segment Information (Tables)	6 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents financial information by segment:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Revenues
National media	$244,315	$268,483	$502,927	$535,198
Local media	84,402	97,450	153,699	173,475
Total revenues	$328,717	$365,933	$656,626	$708,673

Operating profit
National media	$35,797	$42,200	$71,801	$81,830
Local media	27,156	38,549	38,213	55,277
Unallocated corporate	(8,093)	(10,236)	(16,933)	(18,412)
Income from operations	$54,860	$70,513	$93,081	$118,695

Depreciation and amortization
National media	$3,832	$3,337	$7,193	$6,689
Local media	6,175	5,816	12,164	11,744
Unallocated corporate	498	510	980	1,015
Total depreciation and amortization	$10,505	$9,663	$20,337	$19,448

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Dec. 31, 2011 year
Eating Well [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cost of acquisition, cash paid	$ 28
Purchase price allocation, goodwill	20.8
Every Day with Rachael Ray [Member]
Business Acquisition [Line Items]
Cost of acquisition, cash paid	4.3
Purchase price allocation, definite-lived intangible assets	7.5
Definite-lived intangible assets, useful life (in years)	5
Purchase price allocation, goodwill	21.1
Trade Names [Member] | Eating Well [Member]
Business Acquisition [Line Items]
Purchase price allocation, indefinite-lived assets	3.9
Internet Domain Names [Member] | Eating Well [Member]
Business Acquisition [Line Items]
Purchase price allocation, indefinite-lived assets	0.9
Developed Content [Member] | Eating Well [Member]
Business Acquisition [Line Items]
Purchase price allocation, definite-lived intangible assets	2.2
Definite-lived intangible assets, useful life (in years)	10
Advertiser Relationships [Member] | Eating Well [Member]
Business Acquisition [Line Items]
Purchase price allocation, definite-lived intangible assets	0.3
Definite-lived intangible assets, useful life (in years)	2.5
Customer Relationships [Member] | Eating Well [Member]
Business Acquisition [Line Items]
Purchase price allocation, definite-lived intangible assets	$ 0.1
Definite-lived intangible assets, useful life (in years)	2

Discontinued Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 927		$ 2,609
Costs and expenses		(1,813)		(4,077)
Loss before income taxes		(886)		(1,468)
Income taxes		346		573
Loss from discontinued operations	$ 0	$ (540)	$ 0	$ (895)
Loss from discontinued operations per share
Basic	$ 0	$ (0.01)	$ 0	$ (0.02)
Diluted	$ 0	$ (0.01)	$ 0	$ (0.02)

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011
Schedule Of Inventory [Line Items]
Percentage of LIFO Inventory	46.00%	46.00%
Raw materials	$ 13,363	$ 15,633
Work in process	12,578	11,723
Finished goods	2,531	1,609
Subtotal	28,472	28,965
Reserve for LIFO cost valuation	(7,365)	(7,436)
Inventories	$ 21,107	$ 21,529

Intangible Assets and Goodwill Intangible (Details) (USD $)	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Amortization of Intangible Assets	$ 5,176,000	$ 4,976,000
Intangible assets subject to amortization, Gross Amount	260,379,000		253,219,000
Intangible assets subject to amortization, accumulated amortization	(135,306,000)		(133,091,000)
Intangible assets subject to amortization, net amount	125,073,000		120,128,000
Intangible assets not subject to amortization	429,793,000		424,973,000
Intangible assets, net	554,866,000		545,101,000
Future amortization expense for intangible assets [Abstract]
Future Amortization Expense, Year One	10,700,000
Future Amortization Expense, Year Two	8,400,000
Future Amortization Expense, Year Three	8,000,000
Future Amortization Expense, Year Four	7,500,000
Future Amortization Expense, Year Five	6,400,000
National Media [Member] | Internet Domain Names [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets not subject to amortization	2,076,000		1,166,000
National Media [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets not subject to amortization	128,641,000		124,731,000
National Media [Member] | Noncompete Agreements [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross Amount	240,000		480,000
Intangible assets subject to amortization, accumulated amortization	(214,000)		(424,000)
Intangible assets subject to amortization, net amount	26,000		56,000
National Media [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross Amount	18,670,000		18,400,000
Intangible assets subject to amortization, accumulated amortization	(17,140,000)		(15,772,000)
Intangible assets subject to amortization, net amount	1,530,000		2,628,000
National Media [Member] | Customer Lists [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross Amount	11,460,000		11,330,000
Intangible assets subject to amortization, accumulated amortization	(6,718,000)		(5,889,000)
Intangible assets subject to amortization, net amount	4,742,000		5,441,000
National Media [Member] | Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross Amount	11,450,000		4,450,000
Intangible assets subject to amortization, accumulated amortization	(1,038,000)		(3,256,000)
Intangible assets subject to amortization, net amount	10,412,000		1,194,000
Local Media [Member] | Operating and Broadcast Rights [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets not subject to amortization	299,076,000		299,076,000
Local Media [Member] | Licensing Agreements [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross Amount	218,559,000		218,559,000
Intangible assets subject to amortization, accumulated amortization	(110,196,000)		(107,750,000)
Intangible assets subject to amortization, net amount	$ 108,363,000		$ 110,809,000

Intangible Assets and Goodwill Goodwill (Details) (USD $)	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Estimated Future Aggregate Contingent Payments Maximum	$ 2,400,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	0	7,900,000
Goodwill [Roll Forward]
Balance at beginning of period	525,034,000
Balance at end of period	566,894,000
National Media [Member]
Goodwill [Roll Forward]
Balance at beginning of period	525,034,000	489,334,000
Acquisitions	41,860,000	23,024,000
Balance at end of period	$ 566,894,000	$ 512,358,000

Restructuring Accrual (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 8,042	$ 5,538
Cash payments	(5,241)	(1,604)
Balance at end of period	$ 2,801	$ 3,934

Long-term Debt (Details) (USD $)	Dec. 31, 2011	Jun. 30, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 250,000,000	$ 195,000,000
Long-term Debt, Current Maturities	(50,000,000)	(50,000,000)
Long-term Debt, Excluding Current Maturities	200,000,000	145,000,000
Intercompany receivables, interest rate at period end	3.25%
Line of Credit [Member] | Asset Backed Bank Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	75,000,000	70,000,000
Line of Credit Facility, Maximum Borrowing Capacity	100,000,000
Accounts Receivable Oustanding Under Revolving Agreement	154,700,000
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	50,000,000	0
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000
Senior Notes [Member] | Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Long-term Debt	50,000,000	50,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.04%
Senior Notes [Member] | Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	50,000,000	50,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Senior Notes [Member] | Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 25,000,000	$ 25,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.19%

Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Broadcast rights payable	$ 16.9	$ 14
Long-term debt	250	195
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Broadcast rights payable	16.4	13.5
Long-term debt	$ 257.1	$ 205.1

Pension and Postretirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 2,359	$ 2,411	$ 4,718	$ 4,823
Interest Cost	1,497	1,324	2,994	2,648
Expected Return on Plan Assets	(2,504)	(2,172)	(5,008)	(4,344)
Prior Service Cost Amortization	92	93	184	186
Actuarial Loss Amortization	401	1,166	802	2,333
Net Periodic Benefit Cost	1,845	2,822	3,690	5,646
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	113	119	226	238
Interest Cost	240	198	480	396
Prior Service Cost Amortization	(134)	(184)	(268)	(368)
Actuarial Loss Amortization	15	0	30	0
Net Periodic Benefit Cost	$ 234	$ 133	$ 468	$ 266

Comprehensive Income (Details) (Comprehensive Income [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income [Member]
Comprehensive Income	$ 31.8	$ 41.2	$ 53.7	$ 67.6

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings from continuing operations	$ 31,594	$ 41,097	$ 53,221	$ 67,159
Basic average shares outstanding	44,838,000	45,571,000	44,923,000	45,527,000
Dilutive effect of stock options and equivalents	206,000	341,000	192,000	322,000
Diluted average shares outstanding	45,044,000	45,912,000	45,115,000	45,849,000
Earnings per share from continuing operations
Basic Earnings per Share	$ 0.7	$ 0.9	$ 1.18	$ 1.48
Diluted Earnings per Share	$ 0.7	$ 0.89	$ 1.18	$ 1.47
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			6,000	164,550
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,770,000	5,985,000	5,781,000	5,975,000
Antidilutive Securities Excluded From Computation of Earnings Per Share, Weighted Average Exercise Price	$ 38.69	$ 39.01	$ 38.82	$ 39.08

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011 measures	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
Number of Principle Financial Measures	2
Revenues	$ 328,717	$ 365,933	$ 656,626	$ 708,673
Income from operations	54,860	70,513	93,081	118,695
Depreciation and amortization	10,505	9,663	20,337	19,448
National Media [Member]
Segment Reporting Information [Line Items]
Revenues			502,927	535,198
Income from operations			71,801	81,830
Depreciation and amortization	3,832	3,337	7,193	6,689
Local Media [Member]
Segment Reporting Information [Line Items]
Revenues			153,699	173,475
Income from operations			38,213	55,277
Depreciation and amortization			12,164	11,744
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Income from operations			(16,933)	(18,412)
Depreciation and amortization			$ 980	$ 1,015